Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2020
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 97,302	$ 86,155
Equity securities, carried at fair value	19,841	28,383
Loans held for sale	4,936	7,104
Gross derivative assets	68,095	73,207
Derivative assets	18,223	22,774
Gross trading derivative liabilities	75,488	74,813
Derivative liabilities	18,495	20,067	[1]	$ 16,482
Held for trading at fair value [Member]
Trading Assets and Liabilities [Line Items]
Trading debt securities	97,302	86,155
Equity securities, carried at fair value	18,449	26,910
Loans held for sale	1,793	1,466
Gross derivative assets	71,990	77,148
Netting	(54,069)	(54,922)
Derivative assets	17,921	22,226
Total trading assets	135,465	136,757
Short sale and other liabilities	25,471	20,304
Interest-bearing deposits	1,297	0
Long-term debt	2,308	1,346
Gross trading derivative liabilities	77,807	77,698
Netting	(60,366)	(59,232)
Derivative liabilities	17,441	18,466
Total trading liabilities	$ 46,517	$ 40,116

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).